LOANS AND ADVANCES TO CUSTOMERS, NET - Loans and financial leasing operating portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Total gross loans and advances to customers and financial institutions	$ 191,409,730	$ 182,282,743
Total allowance	(16,616,043)	(10,929,395)
Total Net loans and advances to customers and financial institutions	174,793,687	171,353,348
Commercial
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Total gross loans and advances to customers and financial institutions	98,659,287	92,768,553
Consumer
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Total gross loans and advances to customers and financial institutions	41,055,939	39,700,670
Mortgage
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Total gross loans and advances to customers and financial institutions	25,959,112	23,983,283
Financial leases
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Total gross loans and advances to customers and financial institutions	24,503,317	24,550,829
Small Business
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Total gross loans and advances to customers and financial institutions	$ 1,232,075	$ 1,279,408